Note 11 - Income Per Common Share	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

11. Income per common share:

(thousands of Canadian dollars, except shares outstanding and per share amounts)
	for the three months ended
	January 31	January 31
	2026	2025

Net income	$11,069	$8,143

Weighted average number of common shares outstanding	31,968,831	29,060,949

Income per common share:	$0.35	$0.28